OTHER ASSETS, NET - Schedule of Changes in Notes Receivable, Net of Allowance (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Receivable [Roll Forward]
Beginning balance	$ 51,189	$ 46,256	$ 32,786
Notes issued, net of allowance for credit losses	0	5,786	13,470
Repayments	(8,612)	(853)	0
Ending balance	$ 42,577	$ 51,189	$ 46,256